UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number:  811-09303

                          Kinetics Mutual Funds, Inc.
                          ---------------------------
               (Exact name of registrant as specified in charter)

                555 Taxter Road, Suite 175, Elmsford, NY  10523
                -----------------------------------------------
              (Address of principal executive offices)  (Zip code)


                               Andrew M. Fishman
                           555 Taxter Road Suite 175
                               Elmsford, NY 10523
                             ---------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  1-646-495-7333

Date of fiscal year end:  12/31

Date of reporting period:  07/01/2009 - 06/30/2010

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ITEM 1. PROXY VOTING RECORD

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the "Trust"). For the voting record of the Trust's master portfolios, please see Form N-PX filed on Edgar on August 19, 2010 by Kinetics Portfolios Trust, CIK #0001113229.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09303
Reporting Period: 07/01/2009 - 06/30/2010
Kinetics Mutual Funds, Inc.









======================= Kinetics Tactical Paradigm Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  Kinetics Mutual Funds, Inc.


By (Signature and Title):  /s/ Peter B. Doyle
                           ------------------
                               Peter B. Doyle
                               President


Date:  August 18, 2010